Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Obligations under finance leases	¥ 9,170	¥ 16,250
Loan participation borrowings	169,069	149,398
Senior borrowings and bonds	7,494,512	6,402,157
Subordinated borrowings and bonds	4,033,720	3,778,347
Total	¥ 11,706,471	¥ 10,346,152